Fair Value Measurements	12 Months Ended
Nov. 30, 2025
EBP 005 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3.	FAIR VALUE MEASUREMENTS
Accounting Standard Codification (“ASC”) 820,
Fair Value Measurements and Disclosures (“ASC 820”)
, provides a single authoritative definition of fair value, sets a framework for measuring fair value, and requires disclosures about fair value measurements. In accordance with ASC 820, the Plan classifies its investments into Level 1, which refers to securities valued using quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement
.
Transfers Between Levels
 —
The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported as of the beginning of the reporting period.
The Plan evaluates the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. For the years ended November 30, 2025 and 2024, there were no transfers between levels.
The techniques used to value the Plan’s investments are as follows:

•	Common stock. Valued utilizing a market approach wherein Plan management uses quoted prices in active markets for identical assets;

•
Mutual funds. Valued utilizing a market approach wherein Plan management uses the quoted prices in the active market for identical assets. All of the mutual funds are traded in active markets at their NAV per share. There are no restrictions as to redemption of these investments nor does the Plan have any contractual obligations to further invest in any of the individual mutual funds.

•
Common collective fund. Valued based on the NAV of units held by the collective fund. The NAV is based on the observable market prices of the underlying investments within the fund less liabilities. The NAV for the underlying assets of the fund is a readily determinable measure of their fair value and is the basis used by the fund for current transactions.

The following tables set forth, by level within the fair value hierarchy, a summary of the Plan’s investments measured at fair value on a recurring basis as of:

	Assets measured at fair value as of November 30, 2025	Quoted prices in active markets for identical assets (Level 1)
Common Stock	$121,482,525	$121,482,525
Mutual Funds:
Domestic Stock Funds	495,100,957	495,100,957
Balanced Funds	379,312,812	379,312,812
Fixed Income Funds	54,682,492	54,682,492
International Stock Funds	55,586,709	55,586,709
Money Market Funds	62,922,906	62,922,906
BrokerageLink Account:
Mutual Funds:
Money Market Funds	3,971,257	3,971,257
Precious Metal Funds	622,200	622,200
International Stock Funds	2,331,883	2,331,883
Alternative Funds	1,671,600	1,671,600
Fixed Income Funds	1,530,777	1,530,777
Commodity Funds	18,109	18,109
Other Equity Mutual Funds	16,427,569	16,427,569

	1,195,661,796	$1,195,661,796

Common Collective Fund, at NAV practical expedient*	226,147,685

Total Investment Assets at Fair Value	$1,421,809,481

*	The fair value of this investment is provided above to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of net assets available for benefits.

	Assets measured at fair value as of November 30, 2024	Quoted prices in active markets for identical assets (Level 1)
Common Stock	$160,839,089	$160,839,089
Mutual Funds:
Domestic Stock Funds	450,070,880	450,070,880
Balanced Funds	309,556,534	309,556,534
Fixed Income Funds	48,952,528	48,952,528
International Stock Funds	40,768,977	40,768,977
Money Market Funds	55,673,569	55,673,569
BrokerageLink Account:
Mutual Funds:
Money Market Funds	4,618,322	4,618,322
Precious Metal Funds	549,151	549,151
International Stock Funds	1,831,216	1,831,216
Alternative Funds	1,999,865	1,999,865
Fixed Income Funds	1,159,307	1,159,307
Commodity Funds	29,766	29,766
Other Equity Mutual Funds	15,438,839	15,438,839

	1,091,488,043	$1,091,488,043

Common Collective Fund, at NAV practical expedient*	190,402,165

Total Investment Assets at Fair Value	$1,281,890,208

*	The fair value of this investment is provided above to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of net assets available for benefits.
The valuation methods described in Note 2 may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although Plan management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement as of the reporting date.